Related Party Transactions and Balances (Details Textual) $ in Thousands, ¥ in Millions					1 Months Ended				12 Months Ended
	Apr. 08, 2013	Aug. 12, 2010 USD ($)	Aug. 12, 2010 CNY (¥)	Aug. 12, 2004	Sep. 30, 2010 USD ($)	Sep. 30, 2010 CNY (¥)	Jun. 30, 2007 USD ($)	Jun. 30, 2007 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2004 USD ($)	Dec. 31, 2004 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Interest Expense, Related Party									$ 183	$ 221		$ 237
Repayment of Loan To Related Party									$ 199	649	¥ 4.0	237
Dalian Jin Gang Group [Member]
Debt Instrument, Interest Rate, Stated Percentage									7.20%						7.20%
Interest Expense, Related Party									$ 183	221		$ 237
Interest Payable Included in Loan From Related Party										16
Sino Bioway Biotech Group Holding Limited [Member]
Related Party Transaction, Prepaid Lease Payments									$ 377	$ 389					¥ 2.4	¥ 2.4
Related Party Transaction Operating Leases Number of Lease Agreements Amended		1	1
Related Party Transaction Number of Supplemental Agreements With Related Party	3
Related Party Transaction Number of Operating Lease Agreements for Which Expiration Date is Extended	4
Sino Bioway Biotech Group Holding Limited [Member] | Operating Lease Agreements Production Plant And Laboratory [Member]
Related Party Transaction, Operating Lease Annual Rent													$ 220	¥ 1.4
Related Party Transaction, Lease Term				20 years
Sino Bioway Biotech Group Holding Limited [Member] | Operating Lease Agreement Before Amendment Production Plant And Laboratory [Member]
Related Party Transaction, Operating Lease Annual Rent		$ 81	¥ 0.5
Sino Bioway Biotech Group Holding Limited [Member] | Operating Lease Agreement After Amendment Production Plant And Laboratory [Member]
Related Party Transaction, Operating Lease Annual Rent		$ 220	¥ 1.4
Sino Bioway Biotech Group Holding Limited [Member] | Operating Lease Agreement Expansion Of Production Plant [Member]
Related Party Transaction, Operating Lease Annual Rent							$ 325
Sino Bioway Biotech Group Holding Limited [Member] | Operating Lease Agreement Expansion Of Research And Development Business [Member]
Related Party Transaction, Operating Lease Annual Rent					$ 161	¥ 1.0		¥ 2.0
Related Party Transaction, Lease Term					5 years	5 years	20 years	20 years